Subsidiary Guarantors	12 Months Ended
Dec. 31, 2012
Subsidiary Guarantors [Abstract]
Subsidiary Guarantors
Subsidiary Guarantors

The Partnership filed a registration statement on Form S-3 with the SEC to register, among other securities, debt securities, which was effective in the fourth quarter of 2012. The subsidiaries of the Partnership (the "Subsidiaries") are co-registrants with the Partnership, and the registration statement registers guarantees of debt securities by one or more of the Subsidiaries (other than American Midstream Finance Corporation, a 100% owned subsidiary of the Partnership whose sole purpose is to act as co-issuer of such debt securities). The financial position and operations of the co-issuer are minor and therefore have been included with the Parent's financial information. As of June 30, 2012, the Subsidiaries were 100% owned by the Partnership and any guarantees by the Subsidiaries will be full and unconditional. As of December 31, 2012, the Subsidiaries have an investment in the non-guarantor subsidiaries equal to an 87.4% undivided interest in its Chatom system. The Partnership has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Partnership. In the event that more than one of the Subsidiaries provide guarantees of any debt securities issued by the Partnership, such guarantees will constitute joint and several obligations. None of the assets of the Partnership or the Subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended. For purposes of the following condensed consolidating financial information, the Partnership's investments in its Subsidiaries and the guarantor subsidiaries' investment in its 87.4% undivided interest in the Chatom system are presented in accordance with the equity method of accounting. The financial information may not necessarily be indicative of the financial position, results of operations, or cash flows had the subsidiary guarantors operated as independent entities. Condensed consolidating financial information for the Partnership, its combined guarantor subsidiaries and non-guarantor subsidiary as of December 31, 2012 and for the year ended is as follows:

	Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Other liabilities	—	8,170	458	—	8,628
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Partners' capital
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity	80,165	80,164	59,051	(131,777)	87,603
Total liabilities and equity	$80,165	$245,475	$62,833	$(131,777)	$256,696

	Statement of Operations
	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Revenue	$—	$172,977	$25,441	$(1,167)	$197,251
Unrealized gains (loss) on commodity derivatives	—	992	—	—	992
Total revenue	—	173,969	25,441	(1,167)	198,243
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	126,649	19,690	(1,167)	145,172
Direct operating expenses	—	13,895	2,903	—	16,798
Selling, general and administrative expenses	—	14,309	—	—	14,309
Equity compensation expense	—	1,783	—	—	1,783
Depreciation and accretion expense	—	20,474	810	—	21,284
Total operating expenses	—	177,110	23,403	(1,167)	199,346
Gain (loss) on involuntary conversion of property, plant and equipment	—	(1,021)	—	—	(1,021)
Gain (loss) on sale of assets, net	—	123	—	—	123
Operating income (loss)	—	(4,039)	2,038	—	(2,001)
Other income (expenses):
Earnings from consolidated affiliates	(6,509)	1,781	—	4,728	—
Interest expense	—	(4,570)	—	—	(4,570)
Net income (loss) from continuing operations	(6,509)	(6,828)	2,038	4,728	(6,571)
Income from discontinued operations	—	319	—	—	319
Net income (loss)	(6,509)	(6,509)	2,038	4,728	(6,252)
Net income (loss) attributable to noncontrolling interests	—	—	256	—	256
Net income (loss) attributable to the Partnership	$(6,509)	$(6,509)	$1,782	$4,728	$(6,508)

	Statement of Cash Flows
	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Net cash provided (used) in operating activities	$—	$16,310	$2,038	$—	$18,348
Cash flows from investing activities
Cost of acquisition, net of cash acquired	—	(51,377)	—	—	(51,377)
Additions to property, plant and equipment	—	(10,870)	(835)	—	(11,705)
Proceeds from disposals of property, plant and equipment	—	128	—	—	128
Proceeds from property damage insurance recoveries	—	527	—	—	527
Net contributions from affiliates	16,057	—	—	(16,057)	—
Net cash provided (used) in investing activities	16,057	(61,592)	(835)	(16,057)	(62,427)
Cash flows from financing activities
Net distributions to affiliates	—	(15,079)	(978)	16,057	—
Unit holder contributions	13	—	—	—	13
Unit holder distributions	(16,070)	—	—	—	(16,070)
Net distributions to noncontrolling interest owners	—	—	(225)	—	(225)
LTIP tax netting unit repurchase	—	(385)	—	—	(385)
Deferred debt issuance costs	—	(1,564)	—	—	(1,564)
Payments on long-term debt	—	(59,230)	—	—	(59,230)
Borrowings on long-term debt	—	121,245	—	—	121,245
Net cash provided (used) in financing activities	(16,057)	44,987	(1,203)	16,057	43,784
Net increase (decrease) in cash and cash equivalents	—	(295)	—	—	(295)
Cash and cash equivalents
Beginning of period	1	870	—	—	871
End of period	$1	$575	$—	$—	$576
Supplemental cash flow information
Interest payments	$—	$3,185	$—	$—	$3,185
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$—	$6,968	$—	$—	$6,968
Increase (decrease) in receivables for reimbursable construction in progress projects	$—	$141	$—	$—	$141